UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2017

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 99.1%
Consumer Discretionary — 19.0%
American Eagle Outfitters	114,886	$2,058,757
Big Lots	31,287	1,663,843
CBS, Cl B	22,532	1,176,621
Children's Place	18,789	1,570,385
Cooper Tire & Rubber	37,152	1,225,644
Dillard's, Cl A	2,713	183,616
Gap	8,989	231,826
Guess?	62,656	922,296
Home Depot	15,618	2,159,032
Kohl's	23,694	985,433
Lowe's	26,660	2,193,585
Macy's	7,402	265,214
O'Reilly Automotive*	8,752	2,543,594
PulteGroup	68,157	1,443,565
Six Flags Entertainment	31,737	1,789,650
Target	13,341	1,004,977
Time Warner	4,937	378,421
Visteon	7,321	513,129
Whirlpool	8,722	1,677,764
		23,987,352
Consumer Staples — 8.5%
Archer-Daniels-Midland	8,319	375,021
CVS Health	18,404	1,706,419
Dr Pepper Snapple Group	21,758	2,143,381
Nu Skin Enterprises, Cl A	32,393	1,729,786
Pilgrim's Pride	43,429	1,009,724
Sanderson Farms	17,078	1,495,862
Wal-Mart Stores	19,706	1,437,947
Whole Foods Market	27,860	849,172
		10,747,312
Energy — 4.7%
CVR Energy	33,372	493,906
HollyFrontier	23,882	607,080
Marathon Petroleum	26,316	1,036,587
Nabors Industries	147,998	1,331,982
National Oilwell Varco	8,105	262,197
Phillips 66	8,727	663,776
Valero Energy	18,931	989,713
Western Refining	26,323	548,834
		5,934,075

Description	Shares	Value

Financials — 27.7%
Aflac	20,481	$1,480,367
Allied World Assurance Holdings	27,733	1,136,776
Allstate	24,494	1,673,675
American Capital*	88,781	1,462,223
American International Group	23,393	1,273,515
Ameriprise Financial	12,907	1,237,007
Assurant	19,405	1,610,809
Assured Guaranty	51,516	1,380,114
Axis Capital Holdings	30,562	1,698,636
Cash America International	48,892	2,095,022
Chubb	8,454	1,058,948
CNO Financial Group	72,620	1,261,409
Everest Re Group	9,088	1,717,723
Fifth Third Bancorp	61,404	1,165,448
Green Dot, Cl A*	65,032	1,573,775
Hanover Insurance Group	19,953	1,642,930
Hartford Financial Services Group	28,163	1,122,296
Legg Mason	33,717	1,151,098
Lincoln National	21,108	921,786
LPL Financial Holdings	20,629	555,952
Prospect Capital	140,784	1,179,066
State Street	19,616	1,290,340
SunTrust Banks	35,728	1,510,937
Travelers	15,996	1,859,055
Unum Group	38,442	1,284,347
Voya Financial	29,508	756,290
		35,099,544
Health Care — 1.1%
Express Scripts Holding*	18,012	1,370,173

Industrials — 19.3%
3M	7,196	1,283,479
AGCO	30,566	1,472,059
Alaska Air Group	23,284	1,565,150
Briggs & Stratton	71,250	1,619,512
Cummins	13,191	1,619,459
Delta Air Lines	29,697	1,150,759
Dover	16,186	1,156,166
Eaton	28,735	1,822,086
Fluor	33,831	1,810,635
General Dynamics	5,969	876,787

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

L-3 Communications Holdings	12,814	$1,942,987
ManpowerGroup	16,428	1,140,103
Northrop Grumman	10,967	2,375,781
Parker-Hannifin	13,738	1,568,742
Southwest Airlines	40,962	1,516,004
United Continental Holdings*	32,742	1,535,272
		24,454,981
Information Technology — 12.8%
Apple	15,121	1,575,760
Avnet	33,119	1,361,191
Corning	62,154	1,381,062
EMC	37,584	1,062,876
Hewlett Packard Enterprise	39,314	826,380
HP	39,314	550,789
Ingram Micro, Cl A	50,141	1,716,828
NetApp	10,537	277,650
Sanmina*	54,741	1,387,137
Symantec	47,203	964,357
Tech Data*	21,790	1,698,094
Texas Instruments	28,982	2,021,495
Western Digital	3,934	186,904
Xerox	121,266	1,249,040
		16,259,563
Materials — 5.4%
Domtar	30,009	1,181,454
Dow Chemical	27,665	1,484,781
International Paper	8,032	367,946
LyondellBasell Industries, Cl A	11,128	837,493
Packaging Corp of America	22,064	1,647,960
Reliance Steel & Aluminum	16,585	1,300,928
		6,820,562
Telecommunication Services — 0.6%
CenturyLink	12,645	397,559
TELUS	11,197	374,539
		772,098
Total Common Stock
(Cost $117,817,320)		125,445,660
Total Investments - 99.1%
(Cost $117,817,320)†		$125,445,660
Other Assets and Liabilities - 0.9%		1,177,992

Net Assets - 100.0%		$126,623,652

Percentages are based on Net Assets.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $117,817,320, and the unrealized appreciation and depreciation were $15,445,676 and $(7,817,336), respectively.

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-0700

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.6%
Australia — 11.2%
Boral	60,387	$315,271
Cabcharge Australia	80,255	241,519
Caltex Australia	9,603	241,994
CIMIC Group	11,940	265,317
Decmil Group	225,262	140,373
JB Hi-Fi	17,791	350,715
Monadelphous Group	54,141	433,250
Rio Tinto	5,998	225,903
Seven Group Holdings	46,869	243,983
SMS Management & Technology	79,079	111,178
Woolworths	11,239	199,946
		2,769,449
Austria — 0.9%
OMV	8,458	224,724

Belgium — 1.0%
Ageas	7,024	236,332

Canada — 9.9%
Canadian Imperial Bank of Commerce	3,748	284,735
Capital Power	15,000	241,259
Celestica *	2,452	27,156
Genworth MI Canada	9,208	245,918
Great-West Lifeco, Cl Common Subscription Receipt	8,411	218,448
IGM Financial	5,744	159,828
Labrador Iron Ore Royalty	14,028	160,731
Magna International	7,296	281,078
Metro, Cl A	14,980	544,634
Rogers Sugar	59,196	281,551
		2,445,338
Denmark — 5.2%
Novo Nordisk, Cl B	5,105	290,868
Pandora	2,693	350,510
Topdanmark *	11,200	277,915
Tryg	19,541	364,473
		1,283,766
Finland — 4.5%
Kesko, Cl B	5,668	252,587
Metso	12,222	339,010

Description	Shares	Value

Stora Enso, Cl R	33,413	$303,330
UPM-Kymmene	11,234	231,475
		1,126,402
France — 5.4%
AXA	8,701	177,337
BNP Paribas	5,479	271,699
Casino Guichard Perrachon	4,410	238,878
CNP Assurances	15,483	236,542
Engie	11,178	184,019
Metropole Television	13,275	241,546
		1,350,021
Germany — 4.2%
E.ON	15,901	170,521
Freenet	10,432	291,167
Muenchener Rueckversicherungs	1,735	289,409
Software	7,461	300,876
		1,051,973
Hong Kong — 5.2%
Belle International Holdings	249,942	165,266
Li & Fung	243,822	121,936
Power Assets Holdings	23,418	229,248
Swire Pacific, Cl A	20,000	238,967
Television Broadcasts	47,245	160,155
Wharf Holdings	52,800	363,755
		1,279,327
Japan — 17.2%
Aoyama Trading	6,599	245,438
Autobacs Seven	19,667	287,579
COMSYS Holdings	14,887	250,512
Dai Nippon Printing	21,052	238,095
Geo Holdings	17,957	262,223
Komatsu	17,213	340,684
Kuraray	17,356	222,489
Mitsui	24,972	295,768
Nabtesco	9,100	246,953
Nippon Telegraph & Telephone	5,282	252,672
NTT DOCOMO	12,370	333,330
Sankyo	5,349	196,849
Sekisui Chemical	15,899	235,131
Suruga Bank	10,000	231,881
Tokio Marine Holdings	5,868	232,339

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

Tokyo Electron	4,402	$389,530
		4,261,473
Netherlands — 0.6%
BinckBank	28,946	161,615

New Zealand — 2.3%
SKY Network Television	91,761	324,059
Tower	255,580	246,414
		570,473
Norway — 7.0%
DNB	19,783	217,710
Salmar	22,102	687,646
Statoil	12,963	204,037
Telenor	12,123	202,454
TGS Nopec Geophysical	11,464	190,361
Yara International	6,952	226,016
		1,728,224
Portugal — 2.1%
EDP - Energias de Portugal	82,650	283,493
Galp Energia SGPS	17,554	239,627
		523,120
Spain — 3.1%
Endesa	10,710	225,048
Gas Natural SDG	14,564	301,310
Mediaset Espana Comunicacion	20,950	240,781
		767,139
Sweden — 1.7%
JM	10,456	271,145
Telia	35,322	161,192
		432,337
Switzerland — 3.0%
Adecco Group	3,927	215,555
Swiss Re	3,203	268,845
Zurich Insurance Group	1,056	253,758
		738,158
United Kingdom — 14.1%
BHP Billiton	12,376	154,733
BP	37,282	210,612
Cape	67,940	167,242
Carillion	61,668	217,666
De La Rue	19,811	165,179

Description	Shares	Value

Direct Line Insurance Group	38,990	$180,708
HSBC Holdings	32,562	213,360
Imperial Brands	5,514	290,696
Intermediate Capital Group	37,985	288,055
J Sainsbury	77,557	230,228
Johnson Matthey	7,181	311,341
Kingfisher	54,107	240,818
Legal & General Group	53,484	145,602
Rio Tinto	6,534	212,856
Royal Mail	31,178	210,233
Vodafone Group	84,219	255,856
		3,495,185

Total Common Stock
(Cost $27,114,730)		24,445,056

Total Investments - 98.6%
(Cost $27,114,730)†		$24,445,056
Other Assets and Liabilities - 1.4%		334,590
Net Assets - 100.0%		$24,779,646

Percentages are based on Net Assets.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $27,114,730, and the unrealized appreciation and depreciation were $1,868,231 and $(4,537,905), respectively.

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-0600

Cambria Investment Management
Schedule of Investments ● Emerging Shareholder Yield ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 99.4%
Brazil — 5.4%
Cyrela Brazil Realty Empreendimentos e Participacoes	12,096	$41,670
Ez Tec Empreendimentos e Participacoes	7,254	40,248
Magazine Luiza *	2,907	40,569
MRV Engenharia e Participacoes	10,515	43,618
Qualicorp	6,060	39,903
		206,008
China — 3.8%
Aupu Group Holding	112,071	36,980
China Petroleum & Chemical ADR	501	35,977
CNOOC ADR	291	35,033
Xtep International Holdings	72,006	37,031
		145,021
Colombia — 0.9%
Banco de Bogota	1,833	34,809

Czech Republic — 1.1%
O2 Czech Republic	4,413	43,044

Greece — 1.0%
Aegean Airlines	4,923	39,188

Hong Kong — 13.5%
China Communications Services, Cl H	72,366	39,269
Dali Foods Group (A)	62,886	36,637
Dalian Wanda Commercial Properties, Cl H (A)	6,039	38,257
Greatview Aseptic Packaging	70,593	36,578
Guangzhou Automobile Group, Cl H	28,860	37,050
Guangzhou R&F Properties	25,995	39,336
Guolian Securities, Cl H	68,091	33,701
Red Star Macalline Group, Cl H (A)	35,913	36,892
Shenzhen Expressway, Cl H	41,442	39,047
Sinopec Engineering Group, Cl H	39,402	34,332
Sinopec Shanghai Petrochemical ADR	759	37,229
TCL Communication Technology Holdings	40,170	36,140
Tianneng Power International	53,535	36,778

Description	Shares	Value

Weiqiao Textile, Cl H	50,004	$39,830
		521,076
Hungary — 2.0%
MOL Hungarian Oil & Gas	603	37,808
OTP Bank	1,596	38,868
		76,676
India — 5.8%
Chennai Petroleum *	8,267	32,933
GHCL	11,314	38,561
Hindustan Zinc	12,696	38,656
Indian Oil	4,813	39,117
Mphasis	4,551	36,748
Sonata Software	15,058	35,765
		221,780
Malaysia — 0.9%
Petronas Dagangan	6,240	35,657

Mexico — 1.0%
Rassini, Cl A	16,176	37,960

Poland — 1.9%
Budimex	828	38,575
Polski Koncern Naftowy ORLEN	2,238	35,865
		74,440
Russia — 6.6%
Bashneft PJSC	834	36,588
Gazprom PJSC ADR	8,475	34,832
Lukoil PJSC ADR	858	37,286
M.Video PJSC	7,863	38,308
Rosneft PJSC GDR	7,044	34,044
Tatneft PJSC ADR	1,230	35,326
TransContainer PJSC	765	36,459
		252,843
South Africa — 12.3%
Assore	2,766	36,857
Bidvest Group	3,822	43,916
Coronation Fund Managers	7,917	42,074
FirstRand	11,418	39,968
Imperial Holdings	3,549	42,375
Liberty Holdings	4,209	37,144
Old Mutual	13,779	38,365
Sanlam	8,532	40,197

Cambria Investment Management
Schedule of Investments ● Emerging Shareholder Yield ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

Sasol ADR	1,338	$35,711
Standard Bank Group	4,113	41,052
Telkom SOC	8,172	37,925
Wilson Bayly Holmes-Ovcon	4,326	37,241
		472,825
South Korea — 21.6%
Bluecom	2,910	37,279
Daeduck GDS	3,306	39,253
Dongbu Insurance	648	36,734
Dongkuk Industries	7,998	43,697
Dongwon Development	9,867	43,471
GS Holdings	879	37,745
Hana Financial Group	1,812	44,566
Hyosung	327	40,578
Hyundai Marine & Fire Insurance	1,452	39,277
Korea Electric Power ADR	1,425	38,746
Korean Reinsurance	3,585	38,726
KT&G	333	35,971
LG Uplus	3,879	37,919
LS	750	35,687
Partron	4,026	42,591
POSCO ADR	795	40,291
Samsung Electronics	30	41,218
SK Innovation	309	40,275
S-Oil	564	38,518
Tongyang	12,240	39,338
Woori Bank	4,344	39,168
		831,048
Taiwan — 17.8%
Actron Technology	9,000	32,845
Asustek Computer	4,500	39,118
Aten International	13,500	34,677
Chaun-Choung Technology	9,000	42,571
Chicony Electronics	16,555	40,917
Chin-Poon Industrial	18,000	39,470
Chunghwa Telecom ADR	972	35,118
CyberPower Systems	10,500	37,168
Elite Advanced Laser	9,000	35,664
Eurocharm Holdings	12,000	43,041
Green Seal Holding	7,000	32,234
On-Bright Electronics	4,500	35,171
Phison Electronics	4,500	37,215
Powertech Technology	16,500	41,969

Description	Shares	Value

Shin Zu Shing	12,000	$40,598
Simplo Technology	10,500	37,003
Sitronix Technology	12,000	39,846
Wistron NeWeb	15,000	40,034
		684,659
Thailand — 1.0%
PTT Exploration & Production	15,843	37,526

Turkey — 2.8%
Aygaz	9,270	34,878
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	16,902	38,642
Tekfen Holding	14,268	35,151
		108,671

Total Common Stock
(Cost $3,745,818)		3,823,231

Total Investments - 99.4%
(Cost $3,745,818)†		$3,823,231
Other Assets and Liabilities - 0.6%		24,612
Net Assets - 100.0%		$3,847,843

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Adviser. The total value of such securities at July 31, 2016 was $111,786 and represents 2.9% of Net Assets.

†	At July 31, 2016, the tax basis cost of the Fund's investments was $3,745,818, and the unrealized appreciation and depreciation were $104,401 and $(26,988), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

Cambria Investment Management
Schedule of Investments ● Emerging Shareholder Yield ETF ● July 31, 2016 (unaudited)

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-008-0100

Cambria Investment Management
Schedule of Investments ●Cambria Global Momentum ETF● July 31, 2016 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.5%
Cambria Sovereign High Yield Bond ETF‡	41,258	$1,133,770
FlexShares Global Upstream Natural Resources Index Fund	44,544	1,217,388
iShares 20+ Year Treasury Bond ETF	8,155	1,154,422
iShares Global Consumer Staples ETF	13,241	1,323,968
iShares Global Energy ETF	36,491	1,154,940
iShares Global Infrastructure ETF	28,991	1,202,547
iShares Global Utilities ETF	22,709	1,125,912
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,853	1,221,673
iShares Mortgage Real Estate Capped ETF	111,416	1,183,238
iShares Residential Real Estate Capped ETF	21,181	1,454,076
PowerShares DB Precious Metals Fund	28,535	1,206,460
VanEck Vectors Emerging Markets High Yield Bond ETF	49,369	1,195,223
Vanguard Extended Duration Treasury ETF	8,406	1,199,956
Vanguard REIT ETF	15,969	1,476,334
Vanguard Small-Capital Value ETF	10,846	1,195,229
Vanguard Total Bond Market ETF	12,822	1,085,254
Vanguard Total International Bond ETF	25,308	1,419,779

Total Exchange Traded Funds
(Cost $19,621,860)		20,950,169

Total Investments - 97.5%
(Cost $19,621,860)†		$20,950,169
Other Assets and Liabilities - 2.5%		536,419
Net Assets - 100.0%		$21,486,588

Percentages are based on Net Assets.

‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.  Transactions with affiliated companies during the period ended July 31, 2016 are as follows:

Value of Shares Held as of 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 07/31/16	Dividend Income
Cambria Sovereign High Yield Bond ETF
$1,185,431	$—	$(62,663)	$5,991	$5,011	$1,133,770	$10,265

†	At July 31, 2016, the tax basis cost of the Fund's investments was $19,621,860, and the unrealized appreciation and depreciation were $1,335,348 and $(7,039), respectively.

ETF — Exchanged Traded Fund
REIT — Real Estate Investment Trust

As of July 31, 2016, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-004-0400

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 95.1%
Austria — 10.5%
Agrana Beteiligungs	8,112	$902,119
AMAG Austria Metall (A)	29,142	1,076,148
Erste Group Bank	27,768	735,916
EVN	66,066	771,860
Lenzing	15,951	1,671,694
OMV	21,762	578,203
Raiffeisen Bank International	29,952	395,141
UNIQA Insurance Group	74,178	459,440
Vienna Insurance Group Wiener Versicherung Gruppe	19,968	396,480
Voestalpine	22,074	777,877
		7,764,878
Brazil — 6.7%
AMBEV	134,550	778,069
Banco do Brasil	103,094	670,887
Banco Santander Brasil	183,385	1,156,619
Cia Siderurgica Nacional *	236,418	812,268
Cosan Industria e Comercio	66,768	703,222
JBS	248,164	834,255
		4,955,320
Czech Republic — 7.5%
CEZ	49,010	925,671
Fortuna Entertainment Group *	149,448	555,758
Komercni Banka	27,365	1,076,496
Pegas Nonwovens	32,058	1,067,502
Philip Morris CR	1,794	979,564
Unipetrol	129,480	937,296
		5,542,287
Greece — 7.9%
Alpha Bank AE *	17,795	35,214
Athens Water Supply & Sewage	84,630	542,154
Bank of Greece	45,864	487,637
FF Group	13,143	323,267
Hellenic Petroleum	97,266	414,314
Hellenic Telecommunications Organization	44,192	429,840
Intralot -Integrated Lottery Systems & Services *	315,666	317,272
JUMBO	37,661	445,052
Karelia Tobacco	3,276	952,273
Metka Industrial - Construction	53,820	440,452
Motor Oil Hellas Corinth Refineries	72,072	842,029

Description	Shares	Value

National Bank of Greece *	22,096	$4,990
OPAP	41,764	333,850
Piraeus Bank *	10,155	1,703
Public Power	96,680	304,810
		5,874,857
Hong Kong — 6.1%
Beijing Enterprises Holdings	87,276	491,591
China Mobile	38,792	478,250
China Overseas Land & Investment	147,594	485,106
China Power International Development	998,596	406,729
China Resources Land	188,528	468,501
China Resources Power Holdings	260,700	415,324
China Taiping Insurance Holdings *	221,482	433,920
China Unicom Hong Kong	383,672	408,972
CITIC	301,690	455,739
Shanghai Industrial Holdings	201,498	471,125
		4,515,257
Hungary — 8.0%
Magyar Telekom Telecommunications	576,571	922,154
MOL Hungarian Oil & Gas	24,650	1,545,534
OTP Bank	66,781	1,626,361
Richter Gedeon Nyrt	85,281	1,802,272
		5,896,321
Italy — 6.1%
Atlantia	32,739	818,063
Enel	183,534	844,981
Eni	40,482	619,144
Intesa Sanpaolo	257,589	567,332
Saipem	41,730	18,237
Telecom Italia	718,895	613,647
UniCredit	122,100	299,227
Unipol Gruppo Finanziario	135,018	374,358
UnipolSai	197,322	330,911
		4,485,900
Norway — 5.9%
Aker Solutions	122,532	511,352
DNB	36,479	401,448
Gjensidige Forsikring	27,937	471,182
Norsk Hydro	112,951	482,346
Petroleum Geo-Services	147,377	293,107
Statoil	27,649	435,193

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

Storebrand *	120,747	$457,534
Telenor	28,274	472,174
TGS Nopec Geophysical	29,184	484,604
Yara International	11,870	385,905
		4,394,845
Poland — 7.8%
Alior Bank *	14,714	190,679
Asseco Poland	20,777	285,618
Bank Millennium	184,352	216,668
Bank Pekao	6,667	211,033
Bank Zachodni WBK	3,552	255,218
CCC	6,700	305,608
Cyfrowy Polsat *	49,133	297,176
Energa	49,234	123,057
Eurocash	37,446	502,560
Grupa Azoty	15,134	281,522
Grupa Lotos *	45,271	339,338
ING Bank Slaski	8,958	304,585
KGHM Polska Miedz	10,213	205,864
LLP SA *	173	218,204
Lubelski Wegiel Bogdanka	14,611	204,342
mBank	2,780	216,727
Orange Polska	128,639	177,927
PGE Polska Grupa Energetyczna	58,825	193,220
Polski Koncern Naftowy ORLEN	20,689	331,553
Polskie Gornictwo Naftowe i Gazownictwo	222,898	309,445
Powszechna Kasa Oszczednosci Bank Polski	36,057	220,215
Powszechny Zaklad Ubezpieczen	25,074	181,449
Tauron Polska Energia	277,992	219,717
		5,791,725
Portugal — 9.3%
Altri SGPS	39,886	154,558
Banco BPI, Cl G *	111,332	138,784
Banco Comercial Portugues, Cl R *	2,923,853	66,031
Banco Espirito Santo *(B) (C)	318,087	—
BANIF - Banco Internacional do Funchal *(B) (C)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *	268,008	103,074
Corticeira Amorim SGPS	252,798	2,034,933
CTT-Correios de Portugal	15,857	132,891
EDP - Energias de Portugal	252,442	865,887
Galp Energia SGPS	70,803	966,521

Description	Shares	Value

Jeronimo Martins SGPS	22,200	$371,675
Mota-Engil SGPS	46,022	88,293
Navigator	37,971	120,521
NOS SGPS	23,485	157,302
Pharol SGPS	458,624	91,781
REN - Redes Energeticas Nacionais SGPS	57,946	176,212
Semapa-Sociedade de Investimento e Gestao	67,782	851,017
Sonae	546,780	425,467
Teixeira Duarte	663,858	158,830
		6,903,777
Russia — 10.5%
Alrosa PJSC	947,232	1,022,735
Gazprom Neft PJSC	251,160	631,040
Gazprom PJSC	279,786	582,128
Rosneft PJSC	148,512	732,545
Sberbank of Russia PJSC	431,418	909,711
Severstal PJSC	124,488	1,496,346
Unipro PJSC	16,816,488	764,502
Uralkali	221,598	624,934
VTB Bank PJSC	969,291,804	990,149
		7,754,090
Spain — 8.8%
Acciona	10,021	740,217
Banco Bilbao Vizcaya Argentaria	80,934	472,782
Banco Santander	112,406	476,794
CaixaBank	161,737	406,309
Enagas	26,546	809,335
Endesa	31,368	659,133
Ferrovial	35,654	738,033
Gas Natural SDG	38,954	805,907
Iberdrola	119,610	821,738
Mapfre	248,089	607,984
		6,538,232

Total Common Stock
(Cost $86,403,270)		70,417,489

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● July 31, 2016 (unaudited)

Description	Shares	Value

PREFERRED STOCK — 3.4%
Brazil — 3.4%
Banco Bradesco, Cl Preference	100,487	$883,259
Cia Energetica de Minas Gerais	168,012	471,536
Telefonica Brasil, Cl Preference	51,792	789,084
Vale, Cl Preference	80,418	371,534
Total Preferred Stock (Cost $3,771,432)		$2,515,413

Total Investments - 98.5%
(Cost $90,174,702)†		$72,932,902
Other Assets and Liabilities - 1.5%		1,119,756
Net Assets - 100.0%		$74,052,658

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Adviser. The total value of such securities at July 31, 2016 was $1,076,148 and represents 1.5% of Net Assets.

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2016, was $0 and represents 0.0% of Net Assets.
(C)	Securities considered illiquid. The total value of such securities as of July 31, 2016 was $0 and represented 0.0% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $90,174,702, and the unrealized appreciation and depreciation were $4,012,929 and $(21,254,729), respectively.

Cl — Class

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$70,417,489	$—	$—	$70,417,489
Preferred Stock	2,515,413	—	—	2,515,413
Total Investments in Securities	$72,932,902	$—	$—	$72,932,902

(1)
Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-003-0500

Cambria Investment Management
Schedule of Investments ● Cambria Sovereign High Yield Bond ETF ● July 31, 2016 (unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 83.0%
Australia — 4.1%
Queensland Treasury
5.750%, 07/22/24	AUD	116,000	$111,167
4.750%, 07/21/25 (A)	AUD	124,000	113,041
			224,208
Brazil — 8.1%
Brazilian Government International Bond
4.875%, 01/22/21		420,000	445,725

Chile — 4.9%
Chile Government International Bond
6.000%, 01/01/18	CLP	45,000,000	70,795
6.000%, 01/01/20	CLP	120,000,000	195,211
			266,006
China — 5.5%
China Government Bond
3.160%, 06/27/23	CNY	2,000,000	297,737

Greece — 7.0%
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	EUR	116,000	116,097
3.650%, 02/24/20 (B)	EUR	316,440	264,483
			380,580
Hungary — 3.9%
Hungary Government Bond
6.000%, 11/24/23	HUF	23,800,000	105,566
5.500%, 06/24/25	HUF	24,240,000	106,236
			211,802
Indonesia — 8.1%
Indonesia Government International Bond
6.875%, 01/17/18		412,000	442,282

Malaysia — 4.4%
Malaysia Government Bond
4.498%, 04/15/30	MYR	500,000	130,264
4.181%, 07/15/24	MYR	428,000	110,025
			240,289
Mexico — 3.8%
Mexican Bonos
8.500%, 05/31/29	MXN	1,607,200	104,258
7.500%, 06/03/27	MXN	1,731,200	103,706
			207,964

Description		Face Amount(1)/ Shares	Value

New Zealand — 2.8%
New Zealand Government Bond
4.500%, 04/15/27	NZD	172,000	$150,557

Peru — 5.4%
Peruvian Government International Bond
8.200%, 08/12/26	PEN	832,000	295,000

Poland — 3.4%
Poland Government Bond
5.750%, 04/25/29	PLN	568,000	186,048

Russia — 7.0%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	8,644,000	125,698
7.600%, 07/20/22	RUB	8,820,000	127,843
7.000%, 01/25/23	RUB	9,196,000	129,153
			382,694
South Africa — 6.7%
South Africa Government Bond
8.250%, 03/31/32	ZAR	1,818,088	121,244
8.000%, 01/31/30	ZAR	1,821,952	120,554
7.000%, 02/28/31	ZAR	2,018,580	121,100
			362,898
Thailand — 3.9%
Thailand Government Bond
4.750%, 12/20/24	THB	290,000	10,117
3.625%, 06/16/23	THB	6,275,000	200,894
			211,011
Turkey — 4.0%
Turkey Government Bond
8.000%, 03/12/25	TRY	359,344	109,399
7.100%, 03/08/23	TRY	368,884	108,846
			218,245
Total Sovereign Debt
(Cost $4,300,994)			4,523,046

EXCHANGE-TRADED FUND — 9.6%
WisdomTree Indian Rupee Strategy Fund*		24,276	520,744

Total Exchange-Traded Fund
(Cost $508,165)			520,744

Total Investments - 92.6%
(Cost $4,809,159)†			$5,043,790

Cambria Investment Management
Schedule of Investments ● Cambria Sovereign High Yield Bond ETF ● July 31, 2016 (unaudited)

Description	Value

Other Assets and Liabilities - 7.4%	$404,962
Net Assets - 100.0%	$5,448,752

Percentages are based on Net Assets.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Adviser. The total value of such securities at July 31, 2016 was $229,138 and represents 4.2% of Net Assets.

(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2016. The coupon on a step bond changes on a specified date.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $4,809,159, and the unrealized appreciation and depreciation were $239,000 and $(4,369), respectively.

AUD — Australian Dollar
CLP — Chilean Peso
CNY — Chinese Yuan
EUR — Euro
HUF — Hungarian Forint
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PEN — Peruvian Sol
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thailand Baht
TRY— Turkish Lira
ZAR — South African Rand

The following is a list of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$4,523,046	$—	$4,523,046
Exchange-Traded Fund	520,744	—	—	520,744
Total Investments in Securities	$520,744	$4,523,046	$—	$5,043,790

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-007-0100

Cambria Investment Management
Schedule of Investments ●Cambria Value and Momentum ETF● July 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 91.0%
Consumer Discretionary — 12.3%
Abercrombie & Fitch, Cl A	750	$15,533
Bassett Furniture Industries	1,584	40,915
Career Education*	5,459	37,722
Children's Place	296	24,740
Columbia Sportswear	732	41,907
Cooper-Standard Holding*	338	29,761
Eldorado Resorts*	2,102	30,374
Ethan Allen Interiors	786	27,298
Express*	721	10,786
Genesco*	344	23,880
Goodyear Tire & Rubber	1,544	44,266
Hooker Furniture	1,980	45,796
Movado Group	868	19,608
Ruth's Hospitality Group	2,752	43,949
Smith & Wesson Holding*	1,059	31,188
Superior Industries International	1,098	33,555
Visteon	318	22,289
ZAGG*	6,236	39,474
		563,041
Consumer Staples — 8.1%
Cal-Maine Foods	856	35,866
Central Garden & Pet, Cl A*	1,475	33,615
Fresh Del Monte Produce	1,144	65,037
John B Sanfilippo & Son	343	16,008
Natural Health Trends	1,868	62,746
Sanderson Farms	258	22,598
SpartanNash	1,640	51,660
Tyson Foods, Cl A	356	26,202
Universal	924	54,802
		368,534
Energy — 2.2%
Phillips 66	282	21,449
Tesoro	492	37,466
Valero Energy	772	40,360
		99,275
Financials — 22.1%
Allstate	358	24,462
American Financial Group	660	48,246
American National Insurance	212	24,242
Assurant	620	51,466

Description	Shares	Value

Banc of California	1,362	$30,209
Cash America International	1,668	71,473
Chubb	225	28,184
Cincinnati Financial	370	27,639
Employers Holdings	863	24,613
Fidelity & Guaranty Life	920	20,111
First American Financial	1,176	49,169
Green Dot, Cl A*	1,058	25,604
Hanover Insurance Group	580	47,757
Hartford Financial Services Group	1,004	40,009
Horace Mann Educators	1,400	47,852
MBIA*	2,883	24,333
National General Holdings	2,472	50,997
Old Republic International	2,944	57,055
Progressive	1,528	49,675
Reinsurance Group of America, Cl A	496	49,228
Selective Insurance Group	1,500	58,741
State National	1,942	21,207
Travelers	206	23,941
United Insurance Holdings	1,311	20,792
Walker & Dunlop*	1,928	45,636
WR Berkley	848	49,345
		1,011,986
Health Care — 7.1%
Aetna	396	45,623
Anthem	320	42,029
Centene*	1,190	83,956
Five Prime Therapeutics*	586	29,704
Humana	248	42,792
Owens & Minor	592	21,140
SciClone Pharmaceuticals*	5,552	58,629
		323,873
Industrials — 24.3%
ABM Industries	1,520	56,559
ACCO Brands*	2,720	30,573
Aegion, Cl A*	1,172	24,049
AGCO	936	45,077
Alaska Air Group	572	38,450
AO Smith	692	64,280
Atlas Air Worldwide Holdings*	1,176	50,838
Babcock & Wilcox Enterprises*	1,136	17,449
Brady, Cl A	886	28,476
Briggs & Stratton	1,042	23,685

Cambria Investment Management
Schedule of Investments ●Cambria Value and Momentum ETF● July 31, 2016 (unaudited)

Description	Shares	Value

Brink's	1,644	$53,956
BWX Technologies, Cl W	1,728	63,608
Comfort Systems USA	1,608	48,851
Energy Recovery*	2,350	25,145
Ennis	2,812	48,704
Fluor	458	24,512
Gibraltar Industries*	894	31,540
Hawaiian Holdings*	506	23,038
Insteel Industries	842	29,293
Kelly Services, Cl A	1,257	25,731
Manitowoc	5,586	31,114
Matson	1,244	46,488
Mistras Group*	952	23,857
Owens Corning	1,020	53,968
Primoris Services	1,012	18,267
SkyWest	2,604	74,917
Tetra Tech	820	27,003
Universal Forest Products	748	80,875
		1,110,303
Information Technology — 11.1%
Advanced Energy Industries*	1,872	76,228
Alpha & Omega Semiconductor*	2,047	29,252
Arrow Electronics*	378	25,133
Convergys	2,000	53,301
Ebix	1,624	86,592
First Solar*	356	16,618
Hackett Group	3,196	42,794
II-VI*	1,137	22,854
Ingram Micro, Cl A	676	23,146
NETGEAR*	598	30,755
Rofin-Sinar Technologies*	747	23,605
Sykes Enterprises*	806	24,736
SYNNEX	268	26,941
Tech Data*	316	24,626
		506,581
Materials — 1.5%
Kaiser Aluminum	548	45,401
Schnitzer Steel Industries, Cl A	1,299	25,318
		70,719
Telecommunication Services — 2.3%
Boingo Wireless*	5,996	54,924
Telephone & Data Systems	1,652	52,021
		106,945

Description	Value

Total Common Stock
(Cost $3,850,447)	$4,161,257

Total Investments - 91.0%
(Cost $3,850,447)†	$4,161,257
Other Assets and Liabilities - 9.0%	413,856
Net Assets - 100.0%	$4,575,113

Percentages are based on Net Assets.

The open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation
S&P 500 Index EMINI	(20)	Sep-2016	$(91,241)

For the period ended July 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $3,850,447, and the unrealized appreciation and depreciation were $472,740 and $(161,930), respectively.

Cl — Class

As of July 31, 2016, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-004-0400

Cambria Investment Management
Schedule of Investments ● Cambria Global Asset Allocation ETF● July 31, 2016 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.5%
Cambria Emerging Shareholder Yield ETF‡	100,000	$2,609,140
Cambria Foreign Shareholder Yield ETF‡	23,562	483,021
Cambria Global Value ETF‡	51,801	984,219
Cambria Shareholder Yield ETF‡	25,916	763,226
Cambria Sovereign High Yield Bond ETF‡	36,486	1,002,635
iShares 20+ Year Treasury Bond ETF	4,532	641,550
iShares 7-10 Year Treasury Bond ETF	7,810	883,077
iShares Edge MSCI USA Momentum Factor ETF	16,082	1,261,633
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,908	856,523
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	101,640	1,688,240
SPDR Barclays High Yield Bond ETF	14,080	507,725
SPDR Barclays International Corporate Bond ETF	16,906	562,294
SPDR Barclays TIPS ETF	14,652	854,798
SPDR Citi International Government Inflation-Protected Bond ETF	15,078	835,020
VanEck Vectors Emerging Markets High Yield Bond ETF	45,012	1,089,740
VanEck Vectors International High Yield Bond ETF	21,318	518,880
Vanguard Emerging Markets Government Bond ETF	16,376	1,323,181
Vanguard FTSE All World ex-US Small-Capital ETF	5,610	548,153
Vanguard FTSE Developed Markets ETF	27,808	1,024,169
Vanguard Global ex-U.S. Real Estate ETF	14,696	826,503
Vanguard Mid-Capital ETF	8,910	1,151,885
Vanguard REIT ETF	10,274	949,831
Vanguard Short-Term Bond ETF	6,842	554,886
Vanguard Short-Term Corporate Bond ETF	6,864	555,503
Vanguard Total Bond Market ETF	26,738	2,263,104
Vanguard Total International Bond ETF	26,048	1,461,293
Vanguard Total Stock Market ETF	10,406	1,159,437

Description	Value

Total Exchange Traded Funds
(Cost $27,031,430)	$27,359,666

Total Investments - 99.5%
(Cost $27,031,430)†	$27,359,666
Other Assets and Liabilities - 0.5%	132,582
Net Assets - 100.0%	$27,492,248

Percentages are based on Net Assets.

‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.  Transactions with affiliated companies during the period ended July 31, 2016 are as follows:

Value of Shares Held as of 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 07/31/16	Dividend Income
Cambria Emerging Shareholder Yield ETF
$—	$2,570,800	$—	$38,340	$—	$2,609,140	$—
Cambria Foreign Shareholder Yield ETF
$446,609	$44,143	$—	$(7,731)	$—	$483,021	$11,627
Cambria Global Value ETF
$909,385	$87,074	$—	$(12,240)	$—	$984,219	$15,381
Cambria Shareholder Yield ETF
$673,580	$67,229	$—	$22,417	$—	$763,226	$2,667
Cambria Sovereign High Yield Bond ETF
$902,887	$87,808	$—	$11,940	$—	$1,002,635	$8,600

†	At July 31, 2016, the tax basis cost of the Fund's investments was $27,031,430, and the unrealized appreciation and depreciation were $685,254 and $(357,018), respectively.

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protection Security

As of July 31, 2016, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-005-0500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 29, 2016

By:	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: September 29, 2016